Tax Status	12 Months Ended
Dec. 31, 2025
EBP WRPSP
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Internal Revenue Service (“IRS”) has determined and informed the Company by a letter dated October 31, 2017 that the Plan and related trust are designed in accordance with applicable sections of the IRC. Although the Plan has been amended since receiving the determination letter, the Plan Administrator believes that the Plan is currently designed, and being operated, in compliance with the applicable requirements of the IRC.
GAAP requires the Plan’s management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS.
The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements.
The Plan is subject to routine audits by various taxing jurisdictions. There are currently no audits for any periods in progress.